Segment Disclosures (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 segments	Mar. 31, 2024 segments	Dec. 31, 2024	Dec. 31, 2023
Segment Disclosures [Abstract]
Number of operating segments	3	3	3	3